Subsidiaries - Summary of Financial Information Before Intragroup Eliminations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Current asset	$ 93,780,813	$ 15,502,346
Non-current assets	737,409	579,404
Current liabilities	(6,357,171)	(10,657,474)
Non-current liabilities	30,857,308	15,576,560
Equity	57,303,743	(10,152,284)	$ (603,274)	$ 30,618,033
Equity attributable to:
Stockholders of the Company	57,303,743	(10,452,965)
Non-controlling interests		300,681	1,074,081
Total (deficit)/equity	57,303,743	(10,152,284)	(603,274)	$ 30,618,033
NET REVENUE			3,000,000
Loss for the year	(33,846,452)	(16,483,297)	(45,578,975)
Other comprehensive loss for the year		(123,864)	(55,084)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(31,590,582)	(17,095,153)	(47,120,621)
Loss attributable to:
Stockholders of the Company	(31,321,618)	(16,197,889)	(47,015,967)
Non-controlling interests	(268,964)	(773,400)	(49,570)
LOSS FROM OPERATIONS	(33,846,452)	(16,483,297)	(45,578,975)
Total comprehensive loss attributable to:
Stockholders of the Company	(31,321,618)	(16,321,753)	(47,071,051)
Non-controlling interests	(268,964)	(773,400)	(49,570)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(31,590,582)	(17,095,153)	(47,120,621)
Operating activities	(33,995,550)	(15,052,990)	(25,802,709)
Investing activities	(28,155)	927	5,380
Financing activities	109,867,301	7,173,403	19,091,459
Net cash (outflow)/inflow	75,843,596	(7,878,660)	(6,705,870)
Jaguahr Therapeutics Pte. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Current asset	1,384,013	807,560
Current liabilities	(113,674)	(139,378)
Equity	1,270,339	668,182
Equity attributable to:
Stockholders of the Company	1,270,339	367,501
Non-controlling interests		300,681
Total (deficit)/equity	1,270,339	668,182
Loss for the year	(1,897,844)	(1,718,666)	(113,923)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(1,897,844)	(1,718,666)	(113,923)
Loss attributable to:
Stockholders of the Company	(1,628,880)	(945,266)	(64,353)
Non-controlling interests	(268,964)	(773,400)	(49,570)
LOSS FROM OPERATIONS	(1,897,844)	(1,718,666)	(113,923)
Total comprehensive loss attributable to:
Stockholders of the Company	(1,628,880)	(945,266)	(64,353)
Non-controlling interests	(268,964)	(773,400)	(49,570)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(1,897,844)	(1,718,666)	(113,923)
Operating activities	(1,923,547)	(1,655,443)	(1,355,768)
Financing activities	2,500,000		2,500,771
Net cash (outflow)/inflow	$ 576,453	$ (1,655,443)	$ 1,145,003